S000071635 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Baron India Fund | Retail Shares
Prospectus [Line Items]
Annual Return [Percent]	(0.63%)	17.55%	5.54%	(27.24%)